Deferred Income Taxes (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax expense (income) [abstract]
Non-capital losses	$ 9,118	$ 7,571
Marketable securities	0	145
Share issue costs	255	114
Unrealized foreign exchange	203	234
Tax value over book value of mineral properties	7,736	6,807
Tax value over book value of equipment	1,351	1,287
Unrecognized deductible temporary differences	$ 18,663	$ 16,158